DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
DISCONTINUED OPERATIONS [Line Items]
Cash Flow Statement, Discontinued Operations
	Years ended December 31,
	2014	2015	2016

Net cash provided by (used in) operating activities	$13,404	$(10,164)	$11,171
Net cash (used in) provided by investing activities	$(1,668)	$(1,304)	$25

Summary of operating results from discontinued operations included in the Company's consolidated statement of operations
	Years ended December 31,
	2014			2015	2016
		Qianjun
	Nuomi Inc.	Technology	Renren Games	Renren Games	Renren Games

Major classes of line items constituting pretax profit (loss) of discontinued operations
Net revenues	-	$6,822	$36,286	$17,071	$1,699
Cost of revenues	-	(15,361)	(13,309)	(9,426)	(871)
Selling, research and development, and general and administrative expenses	-	(11,018)	(16,534)	(6,362)	(485)
Impairment of intangible assets	-	(13,536)	(714)	-	-
Other income and expenses that are not major	-	1,963	(2,114)	1,181	150
(Loss) income from the operations of the discontinued operations, before income tax	-	(31,130)	3,615	2,464	493
Income tax benefit (expenses)	-	321	-	(944)	(102)
(Loss) income from the operations of the discontinued operations, net of tax	-	(30,809)	3,615	1,520	391

Gain on deconsolidation of the subsidiaries, net of tax	-	489	-	-	8,310

Gain on disposal of equity method investment, net of tax	56,993	-	-	-	-

Gain (loss) from the discontinued operations, net of tax	$56,993	$(30,320)	$3,615	$1,520	$8,701

Renren Games [Member]
DISCONTINUED OPERATIONS [Line Items]
Schedule of calculation of gain (loss) on deconsolidation
As of
March 31, 2016

The proceeds	$17,500
Less: The repayment of intercompany loan provided by the Company	7,500

Net consideration	10,000

Less: Cash and cash equivalents	15,982
Prepaid expenses and other current assets	2,737
Property and equipment, net	194
Intangible assets, net	263
Other non-current assets	1,508
Accounts payable	(1,209)
Accrued expenses and other current liabilities	(7,062)
Amount due to the Company	(7,500)
Deferred revenue	(3,677)

Net assets of Online Gaming	1,236

Less: Tax expenses	454

Gain on deconsolidation of Online Gaming	$8,310

Qianjun Technology [Member]
DISCONTINUED OPERATIONS [Line Items]
Schedule of calculation of gain (loss) on deconsolidation
		As of
	Note	December 1, 2014

The proceeds		$25,000
Less: The repayment of intercompany loan provided by the Company		21,831
Net consideration		3,169

Less: Cash and cash equivalents		168
Other current assets		3,654
Property and equipment, net		2,347
Intangible assets, net		11,509
Goodwill		13,652
Other non-current assets		78
Income tax payable		(426)
Current liabilities		(8,426)
Amount due to Sohu related to the repayment of intercompany loan		(21,831)

Net assets of Qianjun Technology		725

Less: Transaction related cost	(i)	1,955

Gain on deconsolidation of Qianjun Technology		$489

(i)
The transaction related cost represents the incremental cost resulting from the acceleration of the vesting of the nonvested restricted shares, which were granted to the employee of Qianjun Technology, to be fully vested on the disposition day (see Note 16).